Contingencies and Commitments (Details) - CLP ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable operating lease	[1]	$ 122,814,950	$ 138,377,120
Within 1 year
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable operating lease		56,054,644	56,311,446
Between 1 and 5 years
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable operating lease		54,935,377	59,404,285
Over 5 years
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable operating lease		$ 11,824,929	$ 22,661,389

[1]	In 2019 under this disclosure there are commitments related to service contracts, short-term and low-value lease agreements.